STOCK OPTIONS AND STOCK BASED COMPENSATION (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Share Based Compensation To Employees and Non Employees	$ 848	$ 1,280	$ 1,680	$ 877
Cost of Sales [Member]
Share Based Compensation To Employees and Non Employees	18	24	29	23
Selling and Marketing Expense [Member]
Share Based Compensation To Employees and Non Employees	245	403	511	212
Research and Development Expense [Member]
Share Based Compensation To Employees and Non Employees	258	454	608	302
General and Administrative Expense [Member]
Share Based Compensation To Employees and Non Employees	$ 327	$ 399	$ 532	$ 340